Segment Information (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Disclosure
Revenues	$ 78,127	$ 77,805	$ 80,544	$ 81,297	$ 84,705	$ 83,337	$ 78,655	$ 58,231	$ 317,773	$ 304,928	$ 226,817
Total long-lived assets	3,208,978				3,382,441				3,208,978	3,382,441	2,276,982
Germany
Segment Disclosure
Revenues									49,100	49,700	69,100
Total long-lived assets	$ 446,400				$ 460,100				$ 446,400	$ 460,100	$ 487,700